Schedule of Investments (unaudited)
April 30, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.6%
Black Belt Energy Gas District, RB(a)
4.00%, 10/01/52	$4,950	$ 4,935,491
Series A, 5.25%, 01/01/54	3,065	3,231,755
Series A, 5.25%, 05/01/55	1,825	1,948,994
Series C, 5.50%, 10/01/54	7,575	8,152,213
Series F, 5.50%, 11/01/53	2,920	3,071,846
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	6,495	6,951,539
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	4,900	5,229,492
Series B, 5.25%, 07/01/54	4,040	4,270,755
Series B-1, 5.75%, 04/01/54	10,625	11,563,024
Homewood Educational Building Authority, Refunding RB, 5.00%, 12/01/47	1,010	1,023,827
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53	2,665	2,825,326
Series B-1, 5.00%, 05/01/53	7,530	7,753,653
		60,957,915
Arizona — 6.2%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(b)	875	792,395
5.00%, 07/01/54(b)	615	550,955
7.10%, 01/01/55(b)	250	253,774
Series A, 5.00%, 07/01/49(b)	1,445	1,272,914
Series A, 5.00%, 07/15/49	1,000	899,755
Series A, 5.00%, 07/01/54(b)	1,110	956,740
Arizona Industrial Development Authority, Refunding RB
Series A, 5.13%, 07/01/37(b)	500	497,209
Series A, 5.38%, 07/01/50(b)	1,645	1,543,639
Series A, 5.50%, 07/01/52(b)	600	581,773
Series G, 5.00%, 07/01/47(b)	2,360	2,129,324
Series S, 5.00%, 07/01/37	750	765,561
City of Buckeye Arizona Excise Tax Revenue, RB, 5.00%, 07/01/43	4,000	4,045,135
City of Phoenix Civic Improvement Corp., ARB
Series B, AMT, Junior Lien, 5.00%, 07/01/44	4,515	4,643,069
AMT, Senior Lien, 5.00%, 07/01/43	4,000	4,104,539
Industrial Development Authority of the City of Phoenix Arizona, RB
5.00%, 07/01/44	2,000	1,994,313
Series A, 6.75%, 07/01/44(b)	440	440,766
Series A, 5.00%, 07/01/46(b)	1,570	1,451,649
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB
5.00%, 07/01/45(b)	500	464,249
5.00%, 07/01/46	500	458,224
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(b)	1,150	1,036,404
Industrial Development Authority of the County of Pima, Refunding RB(b)
5.00%, 06/15/49	1,985	1,825,843
5.00%, 06/15/52	530	481,381
Maricopa County Industrial Development Authority, RB
5.00%, 07/01/47	1,000	978,493
4.00%, 07/01/50	1,500	1,357,426
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/47(b)	1,000	897,185
Security	Par (000)	Value
Arizona (continued)
Maricopa County Industrial Development Authority, Refunding RB (continued)
5.00%, 07/01/54(b)	$440	$ 395,208
Series A, 5.00%, 09/01/37	1,525	1,606,366
Series A, 4.13%, 09/01/38	550	556,773
Series A, 4.13%, 09/01/42	750	749,545
Series A, 5.00%, 09/01/42	1,000	1,036,868
McAllister Academic Village LLC, Refunding RB, 5.00%, 07/01/39	500	510,028
Phoenix-Mesa Gateway Airport Authority, ARB, 5.00%, 07/01/38	3,600	3,601,476
Pinal County Industrial Development Authority, RB, 6.25%, 06/01/26	155	157,187
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48	4,560	4,908,789
Salt Verde Financial Corp., RB
5.50%, 12/01/29	2,000	2,137,465
5.00%, 12/01/32	155	163,131
5.00%, 12/01/37	5,610	5,951,591
State of Arizona Distribution Revenue, RB, Series B, (BHAC-CR FGIC), 5.50%, 07/01/41(c)	100	123,221
Student & Academic Services LLC, RB, (BAM), 5.00%, 06/01/39	1,400	1,401,259
		57,721,622
Arkansas — 0.6%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	2,135	2,073,838
AMT, 4.75%, 09/01/49(b)	2,450	2,388,097
AMT, Sustainability Bonds, 5.70%, 05/01/53	1,550	1,585,104
		6,047,039
California — 10.3%
Alvord Unified School District, Refunding GO, Series B, Election 2007, (AGM), 0.00%, 08/01/41(d)	1,175	546,675
Anaheim Public Financing Authority, RB, Series A, (AGM), 6.00%, 09/01/24	1,265	1,274,934
California Community Choice Financing Authority, RB, Sustainability Bonds, 5.50%, 10/01/54(a)	2,385	2,585,990
California Community Housing Agency, RB, M/F Housing, 3.00%, 08/01/56(b)	440	307,047
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,355	1,329,439
Carlsbad Unified School District, GO, Series B, 6.00%, 05/01/34(c)	5,000	5,000,286
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Sustainability Bonds, 5.00%, 09/01/37	330	328,419
Sustainability Bonds, 4.00%, 12/01/56	575	418,954
Series A, Sustainability Bonds, 4.00%, 06/01/58	1,920	1,372,612
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(d)	5,000	4,013,062
Grossmont-Cuyamaca Community College District, GO, Series C, Election 2002, (AGC), 0.00%, 08/01/30(d)	10,030	8,168,010
Hartnell Community College District, GO, Series D, 7.00%, 08/01/34(c)	4,125	4,642,707
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2013, 6.25%, 08/01/43(c)	4,445	4,346,460
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	2,050	2,099,659
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Poway Unified School District, Refunding GO, 0.00%, 08/01/36(d)	$8,750	$ 5,529,499
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	5,015	4,904,239
Rio Hondo Community College District, GO(d)
Series C, Election 2004, 0.00%, 08/01/37	4,005	2,440,581
Series C, Election 2004, 0.00%, 08/01/38	5,000	2,876,472
San Bernardino Community College District, GO, Series B, 6.38%, 08/01/34(c)	10,000	10,073,222
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38(d)	3,800	2,170,518
San Diego Unified School District, Refunding GO, CAB(d)
Series R-1, 0.00%, 07/01/30	5,000	4,076,269
Series R-1, 0.00%, 07/01/31	3,005	2,316,362
San Mateo County Community College District, GO, Series C, (NPFGC), 0.00%, 09/01/30(d)	12,740	10,603,701
State of California, GO, 5.50%, 04/01/28	5	5,007
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(d)	5,500	3,268,524
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	625	627,895
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/36(d)	15,000	9,985,859
		95,312,402
Colorado — 1.4%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	345	323,797
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 11/15/47	875	907,638
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/37(d)	1,760	923,891
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	2,400	2,632,101
Series A, 4.00%, 11/15/46	2,555	2,384,453
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	1,060	985,327
State of Colorado, COP, Series S, 4.00%, 03/15/40	4,400	4,412,928
		12,570,135
Connecticut — 0.2%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 11/15/39	260	246,340
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	525	559,782
4.25%, 07/15/53	705	673,129
		1,479,251
Delaware — 0.2%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,605	1,532,739
District of Columbia — 0.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	2,875	2,604,164
Florida — 12.0%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	825	678,614
Series A, 5.00%, 06/01/55	1,285	1,081,130
Security	Par (000)	Value
Florida (continued)
Capital Trust Agency, Inc., RB(b) (continued)
Series A, 5.50%, 06/01/57	$460	$ 416,833
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series A, 5.50%, 09/01/48	5,275	5,913,289
Series B, 5.50%, 09/01/48	4,615	5,173,385
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	4,215	4,275,497
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	5,055	5,469,480
City of Tampa Florida, RB, Series A, 4.00%, 11/15/46	1,920	1,789,715
City of Tampa Florida, RB, CAB(d)
Series A, 0.00%, 09/01/49	1,725	471,375
Series A, 0.00%, 09/01/53	975	212,709
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 4.00%, 10/01/49	2,650	2,311,561
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.25%, 09/01/47	3,650	3,853,513
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	1,745	1,776,371
County of Miami-Dade Florida Aviation Revenue, Refunding RB
5.00%, 10/01/41	3,800	3,878,483
AMT, 5.00%, 10/01/34	450	451,267
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/41	1,315	1,381,105
Series A, AMT, 5.00%, 10/01/47	8,600	8,887,822
Series A-1, AMT, (AGM), 4.00%, 10/01/45	2,885	2,659,864
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	1,840	549,699
Series A-2, 0.00%, 10/01/47	2,970	838,358
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	660	729,399
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57	1,230	1,174,593
AMT, 5.00%, 05/01/29	1,275	1,272,295
Florida Development Finance Corp., Refunding RB
5.00%, 09/15/40(b)	710	665,635
AMT, 07/15/32(a)(b)(e)	3,300	3,405,679
AMT, (AGM), 07/01/53(e)	11,590	12,074,405
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/26(f)	3,890	3,999,854
Series A, AMT, 4.00%, 10/01/52	6,600	5,800,421
Sub-Series A, AMT, 5.00%, 10/01/47	7,865	7,931,995
Hillsborough County Aviation Authority, ARB, Class A, AMT, 5.00%, 10/01/48	5,765	5,839,686
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	240	240,903
3.85%, 05/01/39	420	362,984
5.38%, 05/01/47	260	260,007
4.00%, 05/01/49	665	537,462
6.30%, 05/01/54	755	797,179
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	365	318,967
4.00%, 05/01/50	605	486,605
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	20	20,019

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Orange County Health Facilities Authority, RB
5.00%, 10/01/47	$1,930	$ 1,990,479
Series A, 5.00%, 10/01/53	6,605	6,843,441
Orange County Housing Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	305	269,200
Palm Beach County Health Facilities Authority, RB, Series B, 4.00%, 11/15/41	160	149,139
Seminole Improvement District, RB
5.00%, 10/01/32	255	248,613
5.30%, 10/01/37	290	280,235
Storey Creek Community Development District, SAB
4.00%, 12/15/39	415	363,228
4.13%, 12/15/49	350	287,526
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,910	1,954,893
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	790	797,410
		111,172,322
Georgia — 3.2%
Development Authority for Fulton County, RB, 4.00%, 07/01/49	1,855	1,693,690
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	715	671,100
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	2,875	2,599,770
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	7,480	7,811,588
Municipal Electric Authority of Georgia, RB
Class A, (AGM), 5.00%, 07/01/52	1,770	1,829,134
Class A, 5.50%, 07/01/63	1,275	1,333,586
Series A, 5.00%, 01/01/49	4,385	4,467,790
Series A, 5.00%, 01/01/59	1,870	1,891,035
Municipal Electric Authority of Georgia, Refunding RB, Series EE, (AMBAC), 7.00%, 01/01/25	7,475	7,614,640
		29,912,333
Hawaii — 0.5%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	3,310	3,400,385
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	485	485,149
AMT, 5.25%, 08/01/26	525	525,157
		4,410,691
Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	1,230	1,185,416
Illinois — 11.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	3,665	3,880,014
Series A, 5.00%, 12/01/40	4,090	4,161,901
Series C, 5.25%, 12/01/35	970	970,024
Series D, 5.00%, 12/01/46	1,230	1,227,831
Series H, 5.00%, 12/01/36	295	299,578
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/30	355	373,465
Series G, 5.00%, 12/01/34	290	297,848
Chicago Midway International Airport, Refunding ARB
Series B, 5.00%, 01/01/46	7,825	7,891,526
Security	Par (000)	Value
Illinois (continued)
Chicago Midway International Airport, Refunding ARB (continued)
Series A, AMT, Senior Lien, (BAM), 5.75%, 01/01/48	$1,010	$ 1,109,372
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	6,885	7,110,579
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	2,750	2,788,512
Series A, AMT, Senior Lien, 4.38%, 01/01/53	2,780	2,599,492
Chicago O’Hare International Airport, Refunding RB, Series B, AMT, 5.00%, 01/01/31	2,500	2,500,196
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/49	1,610	1,614,031
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	2,575	2,613,904
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	1,185	1,260,383
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	1,920	2,034,595
Illinois Finance Authority, RB, 5.00%, 10/01/48	1,760	1,878,315
Illinois Finance Authority, Refunding RB
4.13%, 08/15/37	2,430	2,300,772
5.00%, 08/15/44	820	823,152
Series A, 5.00%, 11/15/45	2,945	2,943,078
Series C, 4.00%, 02/15/41	870	824,325
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	320	312,543
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	1,950	1,970,624
Series B, 5.00%, 01/01/40	3,245	3,297,186
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	3,005	3,031,228
Series A, (NPFGC), 0.00%, 12/15/26(d)	5,000	4,491,391
Series A, (NPFGC), 0.00%, 12/15/33(d)	9,950	6,839,793
Metropolitan Pier & Exposition Authority, RB, CAB(d)
(NPFGC), 0.00%, 06/15/30(g)	800	646,661
(BAM-TCRS), 0.00%, 12/15/56	2,965	557,026
Series A, (NPFGC), 0.00%, 06/15/30	14,205	11,269,337
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(d)	8,075	3,156,099
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM-TCRS), 0.00%, 12/15/54(d)	4,140	869,881
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	3,200	3,662,750
State of Illinois, GO
5.25%, 02/01/30	2,010	2,011,913
5.25%, 02/01/32	2,330	2,332,337
5.25%, 02/01/34	1,610	1,611,699
5.50%, 05/01/39	2,785	3,012,121
Series B, 5.25%, 05/01/41	2,345	2,508,153
Series B, 5.50%, 05/01/47	1,930	2,081,520
Series C, 5.00%, 12/01/48	3,135	3,204,772
Series D, 5.00%, 11/01/27	440	460,028
		108,829,955
Indiana — 1.0%
City of Valparaiso Indiana, RB, AMT, 6.75%, 01/01/34	1,350	1,350,668
City of Valparaiso Indiana, Refunding RB(b)(e)
AMT, 01/01/34	610	614,538
AMT, 01/01/44	540	546,388
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, RB
5.25%, 02/01/48	$895	$ 974,916
Series F1, Subordinate, (BAM), 5.00%, 03/01/53	5,325	5,509,036
		8,995,546
Iowa — 0.0%
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	195	190,807
Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	550	518,363
Kentucky — 1.4%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	555	543,568
County of Boyle Kentucky, Refunding RB
Series A, 4.25%, 06/01/46	740	718,544
Series A, 5.25%, 06/01/49	1,305	1,386,971
Fayette County School District Finance Corp., RB
5.00%, 06/01/44	1,455	1,536,319
(BAM-TCRS), 5.00%, 06/01/46	1,285	1,348,537
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(a)	6,790	7,169,308
		12,703,247
Louisiana — 3.2%
Jefferson Sales Tax District, RB
Series B, (AGM), 5.00%, 12/01/34	330	347,916
Series B, (AGM), 5.00%, 12/01/35	440	461,936
Series B, (AGM), 5.00%, 12/01/36	395	413,124
Series B, (AGM), 5.00%, 12/01/37	495	515,827
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,500	1,501,256
Louisiana Public Facilities Authority, RB
5.25%, 10/01/48	1,905	1,990,056
5.25%, 10/01/53	3,760	3,898,868
Louisiana Public Facilities Authority, Refunding RB
5.00%, 05/15/42	4,600	4,683,597
5.00%, 05/15/47	1,895	1,910,156
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	4,020	4,232,573
New Orleans Aviation Board, ARB
Series B, AMT, 5.00%, 01/01/45	4,620	4,624,222
Series B, AMT, 5.00%, 01/01/48	4,780	4,803,543
		29,383,074
Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Series B, (AGM), 4.75%, 07/01/53	3,000	3,071,135
Maryland — 2.1%
Anne Arundel County Consolidated Special Taxing District, Refunding ST, 5.00%, 07/01/32	495	495,428
Anne Arundel County Consolidated Special Taxing District, ST, 5.25%, 07/01/44	250	250,015
City of Baltimore Maryland, Refunding RB
Series A, 4.50%, 09/01/33	185	177,380
Series A, 5.00%, 09/01/38	250	246,167
Convertible, 5.00%, 09/01/46	750	686,481
City of Baltimore Maryland, Refunding TA(b)
Series A, Senior Lien, 3.50%, 06/01/39	650	548,095
Series A, Senior Lien, 3.63%, 06/01/46	1,095	869,044
Security	Par (000)	Value
Maryland (continued)
City of Baltimore Maryland, TA(b)
Series B, 3.70%, 06/01/39	$200	$ 172,882
Series B, 3.88%, 06/01/46	300	247,747
County of Howard Maryland, TA, 6.10%, 02/15/44	250	250,026
County of Prince George’s Maryland, TA, 5.25%, 07/01/48(b)	300	297,371
Howard County Housing Commission, RB, M/F Housing
5.00%, 12/01/42	500	506,834
4.00%, 06/01/46	500	441,030
Series A, 5.00%, 06/01/44	550	549,995
Maryland Community Development Administration, RB, M/F Housing, Series D, 3.70%, 07/01/35	500	478,774
Maryland Economic Development Corp., RB
5.00%, 07/01/56	390	395,287
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	2,920	2,993,849
Maryland Economic Development Corp., Refunding RB
5.00%, 07/01/37	500	489,532
(AGM), 5.00%, 06/01/43	1,350	1,367,346
Series A, 5.00%, 06/01/35	100	104,144
Maryland Health & Higher Educational Facilities Authority, RB, Series C, 5.00%, 05/15/45	2,875	2,910,077
Maryland Health & Higher Educational Facilities Authority, Refunding RB
4.00%, 07/01/24(f)	100	100,059
5.00%, 07/01/24(f)	700	701,541
5.00%, 06/01/29	500	500,057
5.00%, 07/01/34	510	531,934
5.00%, 07/01/35	200	202,469
5.00%, 07/01/40	1,000	1,005,500
4.00%, 07/01/41	500	484,308
5.00%, 08/15/42	1,000	1,004,856
4.13%, 07/01/47	500	473,655
		19,481,883
Massachusetts — 3.0%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.25%, 07/01/29	730	813,636
Massachusetts Development Finance Agency, RB
5.00%, 10/01/46	500	499,996
5.00%, 07/01/47	580	568,452
5.00%, 10/01/48	200	184,812
Series A, 5.25%, 01/01/42	500	504,529
Series A, (AMBAC), 5.75%, 01/01/42	650	782,765
Series A, 5.00%, 01/01/47	5,945	5,825,977
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	2,545	2,348,772
5.00%, 04/15/40	1,000	994,948
4.13%, 10/01/42(b)	550	482,254
5.00%, 07/01/47	7,685	7,750,182
Series A, 4.00%, 06/01/29(f)	420	442,055
Series E, 4.00%, 07/01/38	500	489,702
Series P, 5.45%, 05/15/59	1,500	1,646,840
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 01/01/27	1,000	1,005,289
Series B, AMT, 2.63%, 07/01/36	30	29,677
Massachusetts Educational Financing Authority, Refunding RB, AMT, 3.50%, 07/01/33	80	74,710
Massachusetts Health & Educational Facilities Authority, Refunding RB, Series M, 5.50%, 02/15/27	1,000	1,059,742

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.80%, 12/01/43	$500	$ 434,687
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	910	856,775
Series A, AMT, 4.50%, 12/01/47	245	232,313
Massachusetts State College Building Authority, Refunding RB, Series B, (AGC SAP), 5.50%, 05/01/39	825	985,749
		28,013,862
Michigan — 4.3%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	5,035	4,663,056
Eastern Michigan University, RB, Series A, 4.00%, 03/01/28(f)	60	62,176
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	3,740	3,937,012
Michigan Finance Authority, RB
4.00%, 02/15/50	5,000	4,570,706
5.50%, 02/28/57	505	540,202
4.00%, 02/15/44	1,695	1,597,120
Series A, 4.00%, 11/15/50	5,680	5,131,199
Michigan Finance Authority, Refunding RB, 4.00%, 11/15/46	3,420	3,139,070
Michigan State Building Authority, Refunding RB, Series II, 4.00%, 10/15/47	1,965	1,853,307
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 4.05%, 10/01/48	1,855	1,611,781
Series A, 2.55%, 10/01/51	2,360	1,494,680
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	6,310	6,219,335
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/46	2,485	2,380,796
State of Michigan Trunk Line Revenue, RB, BAB, 5.00%, 11/15/46	2,665	2,867,282
		40,067,722
Minnesota — 0.6%
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54	4,050	4,306,679
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	1,615	1,677,486
		5,984,165
Missouri — 0.9%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	5,660	5,102,251
Kansas City Industrial Development Authority, ARB
Class B, AMT, 5.00%, 03/01/46	530	544,239
Series B, AMT, 5.00%, 03/01/39	2,505	2,603,257
		8,249,747
Nebraska — 1.7%
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/37	4,260	4,437,420
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	7,985	8,723,814
Omaha Public Power District, Refunding RB, Series A, 4.00%, 02/01/42	2,860	2,831,690
		15,992,924
Security	Par (000)	Value
Nevada — 1.2%
County of Clark Nevada, RB, Subordinate, (AGM), 4.00%, 07/01/40	$7,285	$ 7,237,188
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	1,000	914,743
Las Vegas Valley Water District, GO, Series A, 4.00%, 06/01/51	2,910	2,694,613
		10,846,544
New Hampshire — 0.4%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, 4.25%, 07/20/41	1,394	1,355,592
New Hampshire Housing Finance Authority, RB, M/F Housing, Series 1, 4.00%, 07/01/52	3,200	2,599,377
		3,954,969
New Jersey — 8.3%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	655	683,274
City of Newark New Jersey, GO, (SAW), 4.50%, 03/15/36	3,555	3,601,741
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,930	1,956,876
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25(f)	485	493,138
Series WW, 5.25%, 06/15/25(f)	1,125	1,146,924
AMT, (AGM), 5.00%, 01/01/31	900	900,342
AMT, 5.13%, 01/01/34	1,620	1,621,135
AMT, 5.38%, 01/01/43	2,115	2,115,973
New Jersey Economic Development Authority, Refunding RB
Series BBB, 5.50%, 12/15/26(f)	5,360	5,669,582
Sub-Series A, 4.00%, 07/01/32	1,510	1,518,710
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	2,135	1,883,666
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	3,180	3,108,079
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, 10/01/44(e)	1,160	1,161,374
New Jersey Transportation Trust Fund Authority, RB
4.13%, 06/15/39	1,210	1,213,970
Series A, (NPFGC), 5.75%, 06/15/25	2,000	2,044,150
Series A, 0.00%, 12/15/29(d)	7,530	6,121,583
Series AA, 5.00%, 06/15/38	4,325	4,332,181
Series AA, 4.00%, 06/15/40	1,060	1,043,597
Series AA, 5.00%, 06/15/45	2,710	2,841,645
Series AA, 4.00%, 06/15/50	2,000	1,850,263
Series BB, 5.00%, 06/15/46	6,200	6,599,463
Series BB, 4.00%, 06/15/50	4,900	4,558,585
Series D, 5.00%, 06/15/32	1,610	1,623,549
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 12/15/36	180	190,834
Series A, 5.00%, 06/15/37	1,940	2,150,959
Series A, 5.25%, 06/15/42	775	852,993
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	2,650	2,511,633
Passaic Valley Water Commission, RB, (AGM), 4.00%, 12/01/53	925	848,781
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	$3,220	$ 3,383,123
Sub-Series B, 5.00%, 06/01/46	8,360	8,437,334
		76,465,457
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	415	380,835
New York — 13.3%
City of New York, GO
Series A-1, 5.00%, 08/01/47	930	978,922
Series B, 5.25%, 10/01/41	1,955	2,167,217
Metropolitan Transportation Authority, RB, Series D-2, Sustainability Bonds, 4.00%, 11/15/48	4,090	3,711,446
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/29	540	562,373
Series C-1, 5.00%, 11/15/56	6,550	6,614,931
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	5,600	6,072,970
Series GG, 5.00%, 06/15/50	1,680	1,763,361
Sub-Series CC-1, 5.25%, 06/15/54	995	1,088,691
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/42	2,910	2,909,846
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/43	7,695	8,362,853
New York City Transitional Finance Authority, RB, Series B, Subordinate, 5.00%, 05/01/48	8,085	8,633,817
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,100	1,100,223
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	2,630	2,631,643
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	7,485	5,529,197
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,185	1,572,377
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/55	2,185	2,043,176
Series A, Sustainability Bonds, 4.00%, 11/15/60	1,570	1,441,558
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	2,710	2,517,913
New York State Housing Finance Agency, RB, M/F Housing, Series B, Sustainability Bonds, (SONYMA), 3.88%, 11/01/48	400	332,601
New York State Thruway Authority, RB, Series N, 4.00%, 01/01/46	2,630	2,531,559
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	510	467,120
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/46	6,000	6,482,249
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/46	5,960	5,662,497
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	1,650	1,754,933
AMT, 5.63%, 04/01/40	1,700	1,839,804
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,460	3,645,227
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/44	3,295	3,563,752
Port Authority of New York & New Jersey, ARB
AMT, 5.00%, 11/01/49	5,600	5,720,752
Series 221, AMT, 4.00%, 07/15/55	5,155	4,524,730
Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, Series 197, AMT, 5.00%, 11/15/35	$905	$ 926,866
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.13%, 05/15/53	11,585	10,927,715
Series A, 4.50%, 05/15/63	3,500	3,449,372
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/47	6,120	6,519,192
Series C, 5.00%, 05/15/47	5,000	5,326,129
		123,377,012
North Carolina — 0.9%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 52-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 07/01/46	1,615	1,670,861
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	6,510	6,899,690
		8,570,551
Ohio — 2.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	12,065	10,936,251
County of Franklin Ohio, RB, 5.00%, 11/01/48	1,650	1,767,789
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/24(f)	2,170	2,175,152
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	350	343,186
Ohio Turnpike & Infrastructure Commission, RB, CAB, Series A-2, Junior Lien, 0.00%, 02/15/37(d)	10,040	6,114,367
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	1,055	961,776
		22,298,521
Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	560	568,673
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	1,640	1,559,385
Oklahoma Water Resources Board, RB, (OK CERF), 4.00%, 04/01/48	1,280	1,216,461
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	450	447,488
		3,792,007
Oregon — 0.2%
Clackamas Community College District, GO(c)
Series A, 5.00%, 06/15/39	605	629,856
Series A, 5.00%, 06/15/40	440	456,968
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(d)	2,355	1,179,439
		2,266,263
Pennsylvania — 8.4%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	3,600	3,671,690
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	425	319,142
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	8,670	8,716,716
5.00%, 06/30/42	6,910	6,899,982
AMT, 5.50%, 06/30/41	3,290	3,600,419

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB (continued)
AMT, 5.75%, 06/30/48	$2,855	$ 3,090,570
AMT, 5.25%, 06/30/53	4,695	4,864,512
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,000	984,608
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	470	340,011
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	1,000	948,355
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	6,850	6,853,197
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	1,500	1,535,804
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	1,480	1,492,249
Series A-1, 5.00%, 12/01/41	4,835	4,936,241
Series A-1, 5.00%, 12/01/47	3,380	3,475,075
Series C, 5.00%, 12/01/39	4,775	4,814,519
Series A, Subordinate, 5.00%, 12/01/44	4,700	4,894,409
Series B, Subordinate, 4.00%, 12/01/51	665	607,111
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	1,805	1,817,849
Philadelphia Authority for Industrial Development, RB, Class A, 4.00%, 07/01/24	2,900	2,900,764
School District of Philadelphia, GO
Series A, (SAW), 5.50%, 09/01/48	8,015	8,693,231
Series B, Sustainability Bonds, (SAW), 5.00%, 09/01/48	2,070	2,146,158
		77,602,612
Puerto Rico — 5.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,709	4,593,358
Series A-1, Restructured, 5.00%, 07/01/58	15,881	15,809,428
Series A-2, Restructured, 4.54%, 07/01/53	500	470,798
Series A-2, Restructured, 4.78%, 07/01/58	1,528	1,481,838
Series A-2, Restructured, 4.33%, 07/01/40	19,762	19,275,852
Series B-1, Restructured, 4.75%, 07/01/53	962	937,535
Series B-2, Restructured, 4.78%, 07/01/58	1,335	1,295,846
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	16,341	5,091,872
		48,956,527
Rhode Island — 0.2%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	820	756,328
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	695	708,115
		1,464,443
South Carolina — 4.6%
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	485	428,978
4.38%, 11/01/49	715	590,854
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	6,040	6,353,933
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/43	3,090	3,174,749
5.00%, 01/01/55(b)	2,290	1,881,598
Security	Par (000)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, RB (continued)
7.50%, 08/15/62(b)	$1,455	$ 1,340,552
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 4.25%, 05/01/48	1,685	1,567,132
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	2,690	2,361,442
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	16,210	16,213,169
Series A, 4.00%, 12/01/55	1,950	1,718,955
Series E, 5.50%, 12/01/53	1,730	1,730,647
South Carolina Public Service Authority, Refunding RB, 5.00%, 12/01/38	4,930	4,931,448
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	275	292,798
		42,586,255
Tennessee — 3.5%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	615	656,080
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,655	3,689,361
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.25%, 05/01/48	745	792,883
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	3,070	3,112,792
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	3,795	3,841,564
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	3,805	3,994,657
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	15,950	16,648,063
		32,735,400
Texas — 11.8%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,545	1,540,537
7.88%, 11/01/62	1,335	1,334,591
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/49	4,305	4,897,896
Celina Independent School District, GO, (PSF), 5.00%, 02/15/47	4,530	4,845,953
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/37	3,290	3,298,263
Series C, 5.00%, 08/15/42	2,325	2,325,782
City of Austin Texas Airport System Revenue, ARB
AMT, 5.00%, 11/15/44	1,000	1,001,312
AMT, 5.25%, 11/15/47	3,300	3,477,545
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.00%, 07/15/48	1,790	1,697,769
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.25%, 03/01/49	2,495	2,702,854
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	370	359,397
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	1,330	1,332,082
City of Houston Texas Airport System Revenue, Refunding ARB
AMT, 5.00%, 07/15/27	765	783,940
Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	5,205	5,495,038
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	$740	$ 758,151
Sub-Series A, AMT, 4.00%, 07/01/46	2,780	2,547,671
Sub-Series A, AMT, 4.00%, 07/01/48	11,670	10,728,351
County of Harris Texas Toll Road Revenue, Refunding RB, 1st Lien, 4.00%, 08/15/45	1,575	1,525,832
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	6,595	6,246,426
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	6,570	7,039,057
Dickinson Independent School District, GO, (PSF), 4.13%, 02/15/48	1,285	1,226,232
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	6,820	6,367,871
Harris County Flood Control District, Refunding GO, Series A, Sustainability Bonds, 4.00%, 09/15/48	1,775	1,648,931
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	205	219,484
Klein Independent School District, GO, (PSF), 4.00%, 08/01/46	4,020	3,773,395
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(d)(f)	8,085	4,107,590
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(f)	5,000	2,880,773
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	1,210	1,089,472
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	3,175	3,009,059
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/53	1,840	1,946,055
San Antonio Public Facilities Corp., Refunding RB, Convertible, 4.00%, 09/15/42	4,435	4,203,382
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	1,705	1,605,850
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	1,895	1,704,024
Series A, 5.00%, 07/01/53	2,325	2,413,759
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	690	606,303
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	5,395	5,677,076
Texas Transportation Commission State Highway 249 System, RB, CAB(d)
0.00%, 08/01/35	310	193,031
0.00%, 08/01/36	170	100,057
0.00%, 08/01/37	225	124,678
0.00%, 08/01/38	810	422,567
0.00%, 08/01/41	1,950	837,238
0.00%, 08/01/44	695	245,972
0.00%, 08/01/45	1,775	591,796
		108,933,042
Utah — 2.1%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	11,685	11,768,394
Security	Par (000)	Value
Utah (continued)
City of Salt Lake City Utah Airport Revenue, ARB (continued)
Series A, AMT, 5.25%, 07/01/48	$865	$ 905,212
Series A, AMT, 5.00%, 07/01/51	5,330	5,423,565
Utah Charter School Finance Authority, RB, 5.00%, 06/15/49(b)	485	441,221
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(b)	935	853,410
		19,391,802
Virginia — 0.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	4,920	4,570,418
Washington — 0.3%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	2,655	2,693,803
Wisconsin — 0.9%
Public Finance Authority, RB
5.00%, 10/15/41(b)	570	487,489
5.00%, 10/15/56(b)	225	179,005
Class A, 6.00%, 06/15/52	505	456,952
Class A, 6.13%, 06/15/57	570	521,244
Series A, 5.00%, 07/01/40(b)	450	401,997
Series A, 5.00%, 10/15/40(b)	1,130	1,031,353
Series A, 5.00%, 10/15/55(b)	1,545	1,280,756
Series A-1, 4.50%, 01/01/35(b)	595	559,124
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	825	662,290
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, 1.95%, 09/01/32	450	376,100
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing, Series A, 4.15%, 11/01/48	2,745	2,659,621
		8,615,931
Total Municipal Bonds — 136.6% (Cost: $1,240,165,141)		1,265,890,851
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Alabama — 1.1%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	9,340	9,769,588
District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	3,052	3,017,160
Florida — 1.7%
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	7,850	8,493,653
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31	6,300	7,008,004
		15,501,657

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia — 1.2%
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	$10,154	$ 10,683,263
Idaho — 0.8%
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48	6,820	7,507,959
Illinois — 0.8%
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	7,123	7,415,729
Massachusetts — 1.0%
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	9,084	9,305,646
Michigan — 0.3%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,748	2,583,902
New York — 3.2%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	5,885	5,661,794
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	6,600	6,297,329
Port Authority of New York & New Jersey, Refunding ARB, 5.25%, 10/15/57	5,090	5,232,390
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	7,270	7,630,493
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	5,520	5,299,886
		30,121,892
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, 5.50%, 07/01/48	7,450	8,053,581
Texas — 1.7%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	5,890	6,493,685
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	9,243	9,657,854
		16,151,539
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	11,880	10,997,262
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.2% (Cost: $127,830,522)		131,109,178
Total Long-Term Investments — 150.8% (Cost: $1,367,995,663)		1,397,000,029

Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.5%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(i)(j)	41,666,660	$ 41,670,827
Total Short-Term Securities — 4.5% (Cost: $41,669,402)		41,670,827
Total Investments — 155.3% (Cost: $1,409,665,065)		1,438,670,856
Other Assets Less Liabilities — 0.2%		2,364,562
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.9)%		(64,322,211)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.6)%		(450,285,993)
Net Assets Applicable to Common Shares — 100.0%		$ 926,427,214

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 16,360,404	$ 25,304,061 (a)	$ —	$ 4,937	$ 1,425	$ 41,670,827	41,666,660	$ 902,814	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,265,890,851	$ —	$ 1,265,890,851
Municipal Bonds Transferred to Tender Option Bond Trusts	—	131,109,178	—	131,109,178
Short-Term Securities
Money Market Funds	41,670,827	—	—	41,670,827
	$41,670,827	$1,397,000,029	$—	$1,438,670,856
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(63,654,530)	$—	$(63,654,530)
VRDP Shares at Liquidation Value	—	(450,300,000)	—	(450,300,000)
	$—	$(513,954,530)	$—	$(513,954,530)

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
ST	Special Tax
TA	Tax Allocation
Schedule of Investments